Note 9 - Stock-based Compensation - Additional Information for Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average fair value of options granted (in dollars per share)	$ 0.04	$ 0.05	$ 0.09
Intrinsic value of options exercised
Total fair value of options vested	$ 58,337	$ 54,757	$ 66,622